Exploration and evaluation	12 Months Ended
Dec. 31, 2024
Exploration and evaluation
Exploration and evaluation

15.Exploration and evaluation

Reconcilation of carrying amount

	Year ended 31 December
US$ thousand	2024	2023	2022
As of 1 January	17,918	—	—
Acquired through business combination (Note 26)	—	17,918	—
Additions	6,470	—	—
As of 31 December	24,388	17,918	—